Related party transactions - Schedule of Transactions With Related Parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Guangzhou Tianlang Network Technology Co Ltd | Advertising Services and JG Alliance Service Arrangement
Related party transactions
Services provided to related party	¥ 400	¥ 100